Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Schedule of gross amount of goodwill and accumulated impairment losses
Kayser Myanmar
$
Gross as of April 1, 2019, March 31, 2020 and 2021	77
Accumulated impairment loss as of April 1, 2019	(77)
Accumulated impairment loss as at March 31, 2020 and 2021	(77)
Net as of March 31, 2020 and 2021	-